Average Annual Total Returns		12 Months Ended		28 Months Ended		60 Months Ended			120 Months Ended	123 Months Ended
		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Cboe S&P 500® BuyWrite Monthly Index - BXM
Prospectus [Line Items]
Average Annual Return, Percent	[1]	20.12%		12.53%
S&P 500® Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	25.02%		19.37%
Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	[3],[4]	1.59%	[3],[4]	(0.33%)	[5]		1.35% [5]	1.49% [5]
Bloomberg 1-3 Month US Treasury Bill Index
Prospectus [Line Items]
Average Annual Return, Percent	[6]	5.32%		4.94%
Bloomberg U.S. Corporate High Yield Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[7]	8.19%				4.21%			5.17%	4.94%
CBOE S&P 500 Zero-Cost Put Spread Collar Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		20.52%				10.47%		10.40%
Nasdaq® Composite Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		29.57%				17.49%		17.59%
NEOS S&P 500(R) High Income ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		19.03%		13.92%
Performance Inception Date				Aug. 30, 2022
NEOS S&P 500(R) High Income ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.82%		13.20%
NEOS S&P 500(R) High Income ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.39%		10.58%
NEOS Enhanced Income Aggregate Bond ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.84%		2.53%
Performance Inception Date				Aug. 30, 2022
NEOS Enhanced Income Aggregate Bond ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.13%		0.90%
NEOS Enhanced Income Aggregate Bond ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.12%		1.28%
NEOS Enhanced Income 1-3 Month T-Bill ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.69%		5.72%
Performance Inception Date				Aug. 30, 2022
NEOS Enhanced Income 1-3 Month T-Bill ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.40%		3.48%
NEOS Enhanced Income 1-3 Month T-Bill ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.39%		3.44%
NEOS Enhanced Income Credit Select ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.96%				4.30%			4.14%	3.92%
Performance Inception Date										Sep. 30, 2014
NEOS Enhanced Income Credit Select ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.39%				2.80%			2.58%	2.40%
NEOS Enhanced Income Credit Select ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.91%				2.67%			2.51%	2.35%
NEOS Nasdaq-100(R) Hedged Equity Income ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.64%				9.10%		9.15%
Performance Inception Date								Dec. 19, 2019
NEOS Nasdaq-100(R) Hedged Equity Income ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		25.59%				9.05%		9.07%
NEOS Nasdaq-100(R) Hedged Equity Income ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.21%				7.16%		7.20%

[1]	The CBOE S&P 500® BuyWrite Monthly Index – BXM is designed to show the hypothetical performance of a portfolio that engages in a buy-write strategy using S&P 500® index call options. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.
[2]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.
[3]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.
[4]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.
[5]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.
[6]	The Bloomberg 1-3 Month US Treasury Bill Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months, and includes all publicly issued U.S. Treasury Bills that have a remaining maturity of less than 3 months and at least 1 month and that are rated investment-grade. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.
[7]	The Bloomberg U.S. Corporate High Yield Bond Index is a broad-based unmanaged index that is generally considered to be representative of the performance of fixed-rate, non-investment-grade debt. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.